Class A Ordinary Shares Subject to Possible Redemption - Schedule of class A ordinary shares subject to possible redemption (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	$ (4,813,626)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount		$ 2,684,000	$ 2,511,000
Class A ordinary shares subject to possible redemption	176,532,000	176,532,000
PATHFINDER ACQUISITION CORPORATION [Member]
Gross proceeds			325,000,000
Less:
Fair value of Public Warrants at issuance			(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption		(7,492,812)	(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount			27,827,372
Increase in redemption value of Class A ordinary shares subject to possible redemption		11,029,200
Class A ordinary shares subject to possible redemption	$ 328,536,388	$ 328,536,388	$ 325,000,000